Financial risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Risk [Member]
Financial risk management [Abstract]
Forecasted increase in benchmark interest rate	0.25%
Forecasted loss on cash flow hedges due to increase in benchmark interest rate	$ (2,731)	$ (1,066)	$ (2,563)
Forecasted increase in hedging reserves due to increase in benchmark interest rate	$ 32,928	$ 39,142	$ 37,290
Interest Rate Risk [Member] | Euros [Member]
Financial risk management [Abstract]
Maturity date	2030
Interest Rate Risk [Member] | Euros [Member] | Bottom of Range [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	81.00%
Interest rate	0.60%
Interest Rate Risk [Member] | Euros [Member] | Top of Range [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	100.00%
Interest rate	4.87%
Interest Rate Risk [Member] | U.S. Dollars [Member]
Financial risk management [Abstract]
Maturity date	2034
Interest Rate Risk [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	70.00%
Interest rate	2.32%
Interest Rate Risk [Member] | U.S. Dollars [Member] | Top of Range [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	100.00%
Interest rate	5.27%
Currency Risk [Member]
Financial risk management [Abstract]
Net Euro exposure percentage for next fiscal year	100.00%
Net Euro exposure percentage for following fiscal period	75.00%